Financial instruments by category (Details 5) - Recurring fair value measurement [member] - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Categories of financial assets [abstract]
Derivative financial assets	$ 81,333,000	$ 44,123,000
Liabilities
Derivative financial liabilities		19,289
Money Market Fund [Member]
Categories of financial assets [abstract]
Derivative financial assets	53,794,000	44,123,000
Level 1 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	53,794,000	44,123,000
Liabilities
Derivative financial liabilities		0
Level 1 of fair value hierarchy [member] | Money Market Fund [Member]
Categories of financial assets [abstract]
Derivative financial assets	53,794,000	44,123,000
Level 2 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	27,539,000	0
Liabilities
Derivative financial liabilities		19,289
Level 2 of fair value hierarchy [member] | Money Market Fund [Member]
Categories of financial assets [abstract]
Derivative financial assets	0	0
Commodity price risk [member]
Categories of financial assets [abstract]
Derivative financial assets	27,539,000
Liabilities
Derivative financial liabilities		19,289,000
Commodity price risk [member] | Level 1 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	0
Liabilities
Derivative financial liabilities		0
Commodity price risk [member] | Level 2 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	$ 27,539,000
Liabilities
Derivative financial liabilities		$ 19,289,000